Bank Overdraft Facility (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Bank Overdraft [Abstract]
Schedule of Bank Overdraft Facility

Bank overdraft facility consisted of the following as of:

	September 30, 2025	December 31, 2024

HDFC Bank Ltd overdraft (with lien against fixed deposits) (OD1)	3,313,048	4,486,181
HDFC Bank Ltd overdraft (OD2)	6,756,735	3,508,725
Bank overdraft	10,069,783	7,994,906

Bank Overdraft consisted of:

	Year Ended
	December 31,	December 31,
	2024	2023
HDFC Bank Ltd overdraft (with lien against fixed deposits) (OD1)	4,486,181	4,756,389
HDFC Bank Ltd overdraft (OD2)	3,508,725	1,262,537
Bank overdraft	7,994,906	6,018,926